Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 264	€ 263
Liabilities held for sale	108	€ 124
Eni AEP Ltd, Eni Pakistan Ltd, Eni Pakistan (M) Ltd Srl and Eni New Energy Pakistan (Private) Ltd. [Member]
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	211
Liabilities held for sale	98
Assets held for sale, current	72
Liabilities held for sale, current	86
Gas Distribution Company of Thessaloniki Thessaly SA | Italgas Group
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	165
Capital gain on disposal of investment	€ 30
Assets held for sale | Eni Corridor Srl
Assets held for sale and liabilities directly associated with assets held for sale
Equity interest disposed (as a percent)	49.90%